Analysis of the Age of the Recorded Investment in Financing Receivables that are Past Due (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	¥ 63,515		¥ 69,615
60-89 days past due	46,697		47,169
90 days or more past due	246,242		346,181
Total past due	356,454		462,965
Current	65,722,119		64,308,476
Total	66,078,573	[1]	64,771,441	[1]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	61,378		61,065
60-89 days past due	40,969		40,945
90 days or more past due	231,711		331,206
Total past due	334,058		433,216
Current	53,642,661		54,323,164
Total	53,976,719		54,756,380
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,587		1,847
60-89 days past due	2,409		2,613
90 days or more past due	46,353		29,306
Total past due	52,349		33,766
Current	7,534,259		7,583,373
Total	7,586,608		7,617,139
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	6,395		6,537
60-89 days past due	4,864		8,125
90 days or more past due	59,307		103,607
Total past due	70,566		118,269
Current	7,199,848		7,190,055
Total	7,270,414		7,308,324
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,325		3,916
60-89 days past due	2,436		1,836
90 days or more past due	14,571		21,631
Total past due	20,332		27,383
Current	3,960,947		4,259,361
Total	3,981,279		4,286,744
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	5,577		4,662
60-89 days past due	2,212		4,891
90 days or more past due	17,745		30,707
Total past due	25,534		40,260
Current	5,269,608		5,273,506
Total	5,295,142		5,313,766
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	630		1,151
60-89 days past due	5,859		1,060
90 days or more past due	7,591		7,980
Total past due	14,080		10,191
Current	3,186,490		3,218,011
Total	3,200,570		3,228,202
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due			1
60-89 days past due			8
90 days or more past due	6		264
Total past due	6		273
Current	3,501,260		3,907,792
Total	3,501,266		3,908,065
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,911,725		7,154,049
Total	6,911,725		7,154,049
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	62		100
60-89 days past due			1
90 days or more past due	174		671
Total past due	236		772
Current	4,318,723		3,757,768
Total	4,318,959	[2]	3,758,540	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	41,802		42,851
60-89 days past due	23,189		22,411
90 days or more past due	85,964		137,040
Total past due	150,955		202,302
Current	11,759,801		11,979,249
Total	11,910,756		12,181,551
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	2,137		8,550
60-89 days past due	5,728		6,224
90 days or more past due	14,531		14,975
Total past due	22,396		29,749
Current	12,079,458		9,985,312
Total	12,101,854		10,015,061
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,343,181		2,587,531
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 521,988		¥ 453,066

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.